Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Accounting Policies [Abstract]
FDIC insured amount		$ 250,000
Bonus depreciation percentage		100.00%
Price		$ 65.04
Staking income		$ 9,410,000
Other expenses	$ 0	$ 14,275,000